Consolidated condensed cash flows statements - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Consolidated condensed cash flows statements [Abstract]
Profit for the period	$ 48,896	$ 1,805
Financial expense and non-monetary adjustments	560,976	628,279
Profit for the period adjusted by non-monetary items	609,872	630,084
Changes in working capital	(116,146)	47,778
Net interest and income tax paid	(159,904)	(162,136)
Net cash provided by operating activities	333,822	515,726
Business combinations and investments in entities under the equity method	(17,680)	(45,553)
Investments in operating concessional assets	(24,738)	(27,890)
Investments in assets under development or construction	(33,561)	(30,406)
Distributions from entities under the equity method	28,880	56,202
Net (investment)/divestment in other non-current financial assets	22,533	(419)
Net cash used in investing activities	(24,566)	(48,066)
Proceeds from project debt	213,725	0
Proceeds from corporate debt	110,803	60,282
Repayment of project debt	(390,119)	(196,311)
Repayment of corporate debt	(83,356)	(62,352)
Dividends paid to Company's shareholders	(155,065)	(151,462)
Dividends paid to non-controlling interests	(25,759)	(26,442)
Non-controlling interests capital contribution	19,823	0
Capital increase	0	113,167
Net cash used in financing activities	(309,948)	(263,118)
Net increase/(decrease) in cash and cash equivalents	(692)	204,542
Cash and cash equivalents at the beginning of the period	600,990	622,689
Translation differences in cash and cash equivalents	(5,682)	(45,656)
Cash and cash equivalents at the end of the period	$ 594,616	$ 781,575